Major Class of Inventory (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Inventory Disclosure [Abstract]
Raw material and supplies	$ 296,493	$ 288,201
Finished goods	545,380	546,260
Total Inventory	$ 841,873	$ 834,461